TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectus and Statement of Additional Information, as supplemented

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Transamerica International Growth VP

Effective August 20, 2021, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica International Growth VP under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: TDAM USA Inc.
Portfolio Managers:

Michael E. Brown, CFA	Portfolio Manager	since 2021
Alfred Li, CFA	Portfolio Manager	since 2018
Jeff Tiefenbach, CFA	Portfolio Manager	since 2018

Effective August 20, 2021, the following replaces the information in the Prospectus the section entitled “Shareholder Information – Portfolio Manager(s)” under the heading “Transamerica International Growth VP”:

Name	Sub-Adviser	Positions Over Past Five Years

Michael E. Brown, CFA	TDAM USA Inc.	Portfolio Manager of the portfolio since 2021; employee of TDAM USA Inc. since 2010; Vice President & Director & Co-Lead, International Equity; Vice President, Fundamental Equities, Global Financials Sector Analyst

Alfred Li, CFA	TDAM USA Inc.	Portfolio Manager of the portfolio since 2018; employee of TDAM USA Inc. since 2006; Vice President & Director & Co-Lead, International Equity

Jeff Tiefenbach, CFA	TDAM USA Inc.	Portfolio Manager of the portfolio since 2018; employee of TDAM USA Inc. since 2005; Managing Director

Effective August 20, 2021, the following replaces the information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers –TDAM USA Inc. (“TDAM USA”)”:

Transamerica International Growth VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael E. Brown, CFA*	0	$0	2	$483.5 million	0	$0
Alfred Li, CFA	0	$0	3	$493.6 million	0	$0
Jeff Tiefenbach, CFA	1	$3.2	5	$663.1 million	10	$2.4 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Michael E. Brown, CFA*	0	$0	0	$0	0	$0
Alfred Li, CFA	0	$0	0	$0	0	$0
Jeff Tiefenbach, CFA	0	$0	0	$0	0	$0

*	As of August 1, 2021

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Investors Should Retain this Supplement for Future Reference

July 21, 2021